Accounts Receivables, Net - Schedule of Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Non-franchisees [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Balance at beginning of year	$ 157,769	$ 24,398
Provision		132,787
Reversal	(50,091)
Written-off	(87,923)
Effect of translation adjustment	(1,889)	584
Balance at end of year	17,866	157,769
Franchisees [Member]
Schedule of Allowance for Expected Credit Losses [Line Items]
Balance at beginning of year	74,082	66,106
Provision	52,180	6,393
Reversal
Effect of translation adjustment	731	1,583
Balance at end of year	$ 126,993	$ 74,082